Reinsurance (Life Insurance In Force) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Direct gross life insurance face amount in force	$ 154,382,891	$ 156,103,597	$ 154,173,267
Reinsurance ceded	(140,370,532)	(140,856,353)	(139,478,523)
Net life insurance face amount in force	$ 14,012,359	$ 15,247,244	$ 14,694,744